UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2005

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Genesis Asset Management LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA 94133
           -----------------------------------------------------

Form 13F File Number:  28-05737

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gail P. Seneca
Title:  President
Phone:  (415) 486-6727

Signature, Place, and Date of Signing:

/s/ Gail P. Seneca                 San Francisco, CA                  10/26/2005
------------------                 -----------------                  ----------

Report Type (Check only one):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           45

Form 13F Information Table Value Total:          $4,746  (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Abbott Laboratories            COM              002824100      139    3270 SH       SOLE             3270      0    0
Adobe Systems Inc              COM              00724F101       88    2940 SH       SOLE             2940      0    0
American Express Co            COM              025816109      107    1870 SH       SOLE             1870      0    0
Amgen Inc                      COM              031162100      104    1310 SH       SOLE             1310      0    0
Applied Materials Inc          COM              038222105       93    5490 SH       SOLE             5490      0    0
Bed Bath & Beyond Inc          COM              075896100      104    2580 SH       SOLE             2580      0    0
Best Buy Co Inc                COM              086516101      115    2640 SH       SOLE             2640      0    0
Cardinal Health Inc            COM              14149Y108      100    1580 SH       SOLE             1580      0    0
Coach Inc                      COM              189754104       88    2820 SH       SOLE             2820      0    0
Coca-Cola Enterprises          COM              191219104      106    5430 SH       SOLE             5430      0    0
Colgate-Palmolive Co           COM              194162103      106    2000 SH       SOLE             2000      0    0
Corning Inc                    COM              219350105       79    4090 SH       SOLE             4090      0    0
CVS Corp                       COM              126650100      109    3760 SH       SOLE             3760      0    0
E M C Corp Mass                COM              268648102      101    7810 SH       SOLE             7810      0    0
Ebay Inc                       COM              278642103       77    1880 SH       SOLE             1880      0    0
Electronic Arts Inc            COM              285512109      121    2130 SH       SOLE             2130      0    0
Ericsson LM Tel Co ADR Cl B    COM              294821608      148    4020 SH       SOLE             4020      0    0
Federal Express                COM              31428X106      100    1150 SH       SOLE             1150      0    0
Fisher Scientific Int'l        COM              338032204      148    2380 SH       SOLE             2380      0    0
Genzyme Corp General Division  COM              372917104      188    2620 SH       SOLE             2620      0    0
Google                         COM              38259P508      112     355 SH       SOLE              355      0    0
Illinois Tool Works Inc        COM              452308109       75     910 SH       SOLE              910      0    0
Intel Corp                     COM              458140100      144    5860 SH       SOLE             5860      0    0
J.C. Penny Inc                 COM              708160106       95    2010 SH       SOLE             2010      0    0
Jabil Circuit Inc              COM              466313103      135    4370 SH       SOLE             4370      0    0
Kellogg Co                     COM              487836108      125    2710 SH       SOLE             2710      0    0
Kimberly Clark Corp            COM              494368103       99    1660 SH       SOLE             1660      0    0
Lowe's Cos Inc                 COM              548661107      128    1980 SH       SOLE             1980      0    0
Medtronic Inc                  COM              585055106      125    2330 SH       SOLE             2330      0    0
Microsoft Corp                 COM              594918104      144    5600 SH       SOLE             5600      0    0
Network Appliance Inc          COM              64120L104       75    3140 SH       SOLE             3140      0    0
Newell Rubbermaid Inc.         COM              651229106       73    3220 SH       SOLE             3220      0    0
News Corp CL A                 COM              65248E104       72    4640 SH       SOLE             4640      0    0
NII Holdings Inc               COM              62913f201       88    1040 SH       SOLE             1040      0    0
Qualcomm Inc                   COM              747525103      136    3050 SH       SOLE             3050      0    0
Rohm & Haas Co                 COM              775371107      112    2720 SH       SOLE             2720      0    0
St Jude Medical Inc            COM              790849103      101    2150 SH       SOLE             2150      0    0
Stryker Corp                   COM              863667101       75    1510 SH       SOLE             1510      0    0
Symantec                       COM              871503108       79    3480 SH       SOLE             3480      0    0
Synovous Finl Corp.            COM              87161C105       72    2580 SH       SOLE             2580      0    0
Unitedhealth Group Inc         COM              91324P102      114    2020 SH       SOLE             2020      0    0
William Sonoma                 COM              969904101      101    2640 SH       SOLE             2640      0    0
Xilinx Inc                     COM              983919101       79    2830 SH       SOLE             2830      0    0
Yahoo Inc                      COM              984332106       93    2760 SH       SOLE             2760      0    0
Yum! Brands Inc                COM              988498101       74    1520 SH       SOLE             1520      0    0